JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund®
JPMorgan SmartRetirement 2010 FundSM
JPMorgan SmartRetirement 2015 FundSM
JPMorgan SmartRetirement 2020 FundSM
JPMorgan SmartRetirement 2025 FundSM
JPMorgan SmartRetirement 2030 FundSM
JPMorgan SmartRetirement 2035 FundSM
JPMorgan SmartRetirement 2040 FundSM
JPMorgan SmartRetirement 2045 FundSM
JPMorgan SmartRetirement 2050 FundSM
(Institutional Class Shares)
(each a series of JPMorgan Trust I)

Supplement dated February 26, 2010
to the Prospectus dated November 1, 2009

CHANGE IN PRIMARY BENCHMARK. Effective March 31, 2010 (the “Effective Date”), the primary benchmark for each of the JPMorgan SmartRetirement Funds will change to the applicable benchmark of the S&P Target Date Index Series listed below:

Name of Fund	Name of S&P Target Date Index
JPMorgan SmartRetirement Income Fund	S&P Target Date Retirement Income Index
JPMorgan SmartRetirement 2010 Fund	S&P Target Date 2010 Index
JPMorgan SmartRetirement 2015 Fund	S&P Target Date 2015 Index
JPMorgan SmartRetirement 2020 Fund	S&P Target Date 2020 Index
JPMorgan SmartRetirement 2025 Fund	S&P Target Date 2025 Index
JPMorgan SmartRetirement 2030 Fund	S&P Target Date 2030 Index
JPMorgan SmartRetirement 2035 Fund	S&P Target Date 2035 Index
JPMorgan SmartRetirement 2040 Fund	S&P Target Date 2040 Index
JPMorgan SmartRetirement 2045 Fund	S&P Target Date 2045+ Index
JPMorgan SmartRetirement 2050 Fund	S&P Target Date 2045+ Index

Currently, the JPMorgan SmartRetirement Funds use either the Barclays Capital U.S. Aggregate Index or Russell 3000 Index as their primary benchmarks. The existing indexes include only fixed income securities or U.S. equity securities. The S&P Target Date Index Series is designed to reflect the exposure to various asset classes included in target date funds including U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. REITs, core fixed income, short term treasuries, and Treasury Inflation Protected Securities. With their broader array of asset classes, the S&P Target Date Index Series will provide better benchmarks with which to compare each JPMorgan SmartRetirement Fund’s performance. The JPMorgan SmartRetirement Funds will not change their investment strategies as a result of the benchmark change. Each JPMorgan SmartRetirement Fund will continue to utilize the investment strategies described in its prospectus. Concurrent with the change in primary index, the JPMorgan SmartRetirement Funds will no longer use the SmartRetirement Composite Indexes. On the Effective Date, the prospectuses will be amended as specified below:

SUP-SR-I-X10

JPMorgan SmartRetirement Income Fund

The following “The Fund’s Past Performance,” “Average Annual Total Return” table and the paragraph following the Average Annual Total Return Table from the JPMorgan SmartRetirement Income Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 3 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(16.97)%	(2.58)%
Return After Taxes on Distributions	(18.26)	(3.99)
Return After Taxes on Distributions and Sale of Fund Shares	(10.58)	(2.77)

S&P TARGET DATE RETIREMENT INCOME INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(12.87)	(0.26)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	(16.20)	(2.12)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2010 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2010 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 7 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(21.16)%	(4.06)%
Return After Taxes on Distributions	(22.42)	(5.50)
Return After Taxes on Distributions and Sale of Fund Shares	(13.20)	(3.95)

S&P TARGET DATE 2010 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(14.77)	(1.78)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

LIPPER MIXED-ASSET TARGET 2010 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(24.56)	(5.16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2015 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2015 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 11 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index), broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(25.57)%	(5.70)%
Return After Taxes on Distributions	(26.69)	(7.05)
Return After Taxes on Distributions and Sale of Fund Shares	(16.01)	(5.21)

S&P TARGET DATE 2015 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(21.12)	(3.25)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2015 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(28.02)	(5.99)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2020 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2020 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 15 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index), broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(28.79)%	(6.94)%
Return After Taxes on Distributions	(29.87)	(8.31)
Return After Taxes on Distributions and Sale of Fund Shares	(18.02)	(6.23)

S&P TARGET DATE 2020 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(24.60)	(4.64)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2020 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(30.35)	(8.03)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2025 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2025 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 19 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index), broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(31.21)%	(21.76)%
Return After Taxes on Distributions	(31.79)	(22.79)
Return After Taxes on Distributions and Sale of Fund Shares	(19.99)	(18.62)

S&P TARGET DATE 2025 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(27.57)	(18.92)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(34.29)	(24.77)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2030 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2030 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 23 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to S&P Target Date 2030 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index), broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(33.69)%	(8.80)%
Return After Taxes on Distributions	(34.58)	(9.98)
Return After Taxes on Distributions and Sale of Fund Shares	(21.09)	(7.57)

S&P TARGET DATE 2030 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(30.31)	(6.62)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2030 FUNDS AVERAGE
(Reflect No Deduction for Taxes)	(36.34)	(10.69)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2035 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2035 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 27 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index), broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(34.47)%	(24.49)%
Return After Taxes on Distributions	(34.84)	(25.27)
Return After Taxes on Distributions and Sale of Fund Shares	(22.10)	(20.67)

S&P TARGET DATE 2035 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(32.43)	(22.93)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(37.18)	(27.02)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2040 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2040 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 31 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, (formerly Lehman Brothers U.S. Aggregate Index) broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(34.59)%	(9.23)%
Return After Taxes on Distributions	(35.48)	(10.41)
Return After Taxes on Distributions and Sale of Fund Shares	(21.63)	(7.89)

S&P TARGET DATE 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(33.84)	(8.65)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(37.97)	(11.65)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2045 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2045 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 35 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, (formerly Lehman Brothers U.S. Aggregate Index) broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(33.54)%	(23.90)%
Return After Taxes on Distributions	(33.94)	(24.70)
Return After Taxes on Distributions and Sale of Fund Shares	(21.49)	(20.19)

S&P TARGET DATE 2045+ INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(35.08)	(25.12)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(38.02)	(27.67)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2050 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table from the JPMorgan SmartRetirement 2050 Fund in the “Risk/Return Summary” section of the Institutional Class Shares Prospectus replace the corresponding paragraph and table on page 39 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index), broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other Indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
INSTITUTIONAL CLASS
Return Before Taxes	(33.53)%	(23.81)%
Return After Taxes on Distributions	(34.02)	(24.59)
Return After Taxes on Distributions and Sale of Fund Shares	(21.50)	(20.16)

S&P TARGET DATE 2045+ INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(35.08)	(25.12)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(38.85)	(28.08)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

The following information is added on page 55 of the prospectus in the “More About the Fund’s” section immediately following the section entitled “Expenses of Underlying Funds.”

More Information on S&P Target Date Index Series

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an “Index”) was September 25, 2008 (the “Original Inception Date”). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

Effective March 1, 2010, Standard & Poor’s will modify the method used to calculate Index levels and returns for each Index. Index history prior to March 1, 2010 reflects the original calculation method, while Index history after March 1, 2010 will reflect the modified calculation method.

Prior to March 1, 2010, each Index is reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After March 1, 2010, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule will take effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund®
JPMorgan SmartRetirement 2010 FundSM
JPMorgan SmartRetirement 2015 FundSM
JPMorgan SmartRetirement 2020 FundSM
JPMorgan SmartRetirement 2025 FundSM
JPMorgan SmartRetirement 2030 FundSM
JPMorgan SmartRetirement 2035 FundSM
JPMorgan SmartRetirement 2040 FundSM
JPMorgan SmartRetirement 2045 FundSM
JPMorgan SmartRetirement 2050 FundSM
(Class A, Class C and Select Class Shares)
(each a series of JPMorgan Trust I)

Supplement dated February 26, 2010
to the Prospectus dated November 1, 2009

CHANGE IN PRIMARY BENCHMARK. Effective March 31, 2010 (the “Effective Date”), the primary benchmark for each of the JPMorgan SmartRetirement Funds will change to the applicable benchmark of the S&P Target Date Index Series listed below:

Name of Fund	Name of S&P Target Date Index
JPMorgan SmartRetirement Income Fund	S&P Target Date Retirement Income Index
JPMorgan SmartRetirement 2010 Fund	S&P Target Date 2010 Index
JPMorgan SmartRetirement 2015 Fund	S&P Target Date 2015 Index
JPMorgan SmartRetirement 2020 Fund	S&P Target Date 2020 Index
JPMorgan SmartRetirement 2025 Fund	S&P Target Date 2025 Index
JPMorgan SmartRetirement 2030 Fund	S&P Target Date 2030 Index
JPMorgan SmartRetirement 2035 Fund	S&P Target Date 2035 Index
JPMorgan SmartRetirement 2040 Fund	S&P Target Date 2040 Index
JPMorgan SmartRetirement 2045 Fund	S&P Target Date 2045+ Index
JPMorgan SmartRetirement 2050 Fund	S&P Target Date 2045+ Index

Currently, the JPMorgan SmartRetirement Funds use either the Barclays Capital U.S. Aggregate Index or Russell 3000 Index as their primary benchmarks. The existing indexes include only fixed income securities or U.S. equity securities. The S&P Target Date Index Series is designed to reflect the exposure to various asset classes included in target date funds including U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. REITs, core fixed income, short term treasuries, and Treasury Inflation Protected Securities. With their broader array of asset classes, the S&P Target Date Index Series will provide better benchmarks with which to compare each JPMorgan SmartRetirement Fund’s performance. Concurrent with the change in primary index, the JPMorgan SmartRetirement Funds will no longer use the SmartRetirement Composite Indexes. On the Effective Date, the prospectuses will be amended as specified below:

SUP-SR-ACS-210

JPMorgan SmartRetirement Income Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement Income Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 3 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(17.05)%	(2.74)%
Return After Taxes on Distributions	(18.31)	(4.10)
Return After Taxes on Distributions and Sale of Fund Shares	(10.64)	(2.88)

CLASS A
Return Before Taxes	(20.95)	(4.65)

CLASS C
Return Before Taxes	(18.64)	(3.46)

S&P TARGET DATE RETIREMENT INCOME INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(12.87)	(0.26)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	(16.20)	(2.12)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2010 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2010 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 7 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(21.29)%	(4.22)%
Return After Taxes on Distributions	(21.51)	(5.62)
Return After Taxes on Distributions and Sale of Fund Shares	(13.30)	(4.07)

CLASS A
Return Before Taxes	(25.01)	(6.13)

CLASS C
Return Before Taxes	(22.91)	(4.95)

S&P TARGET DATE 2010 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(14.77)	(1.78)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

LIPPER MIXED-ASSET TARGET 2010 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(24.56)	(5.16)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2015 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2015 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 11 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(25.70)%	(5.86)%
Return After Taxes on Distributions	(26.79)	(7.17)
Return After Taxes on Distributions and Sale of Fund Shares	(16.10)	(5.32)

CLASS A
Return Before Taxes	(29.20)	(7.73)

CLASS C
Return Before Taxes	(27.25)	(6.57)

S&P TARGET DATE 2015 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(21.12)	(3.25)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2015 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(28.02)	(5.99)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2020 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2020 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 15 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(28.89)%	(7.05)%
Return After Taxes on Distributions	(29.94)	(8.39)
Return After Taxes on Distributions and Sale of Fund Shares	(18.10)	(6.31)

CLASS A
Return Before Taxes	(32.29)	(8.93)

CLASS C
Return Before Taxes	(30.39)	(7.75)

S&P TARGET DATE 2020 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(24.60)	(4.64)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2020 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(30.35)	(8.03)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2025 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2025 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 19 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS	(31.30)%	(21.86)%
Return Before Taxes	(31.85)	(22.77)
Return After Taxes on Distributions	(20.06)	(18.59)
Return After Taxes on Distributions and Sale of Fund Shares

CLASS A
Return Before Taxes	(34.56)	(24.57)

CLASS C
Return Before Taxes	(32.80)	(22.44)

S&P TARGET DATE 2025 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(27.57)	(18.92)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(32.29)	(24.77)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2030 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2030 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 23 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(33.78)%	(8.93)%
Return After Taxes on Distributions	(34.65)	(10.07)
Return After Taxes on Distributions and Sale of Fund Shares	(21.16)	(7.66)

CLASS A
Return Before Taxes	(36.88)	(10.74)

CLASS C
Return Before Taxes	(35.28)	(9.63)

S&P TARGET DATE 2030 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(30.31)	(6.62)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2030 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(36.34)	(10.69)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2035 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2035 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 27 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(34.56)%	(24.59)%
Return After Taxes on Distributions	(34.91)	(25.34)
Return After Taxes on Distributions and Sale of Fund Shares	(22.18)	(20.75)

CLASS A
Return Before Taxes	(37.70)	(27.23)

CLASS C
Return Before Taxes	(36.05)	(25.17)

S&P TARGET DATE 2035 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(32.43)	(22.93)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(37.18)	(27.02)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2040 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2040 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 31 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(34.72)%	(9.36)%
Return After Taxes on Distributions	(35.59)	(10.51)
Return After Taxes on Distributions and Sale of Fund Shares	(21.72)	(8.00)

CLASS A
Return Before Taxes	(37.74)	(11.15)

CLASS C
Return Before Taxes	(36.16)	(10.04)

S&P TARGET DATE 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(33.84)	(8.65)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(37.97)	(11.65)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2045 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2045 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 35 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(33.56)%	(23.95)%
Return After Taxes on Distributions	(33.94)	(24.72)
Return After Taxes on Distributions and Sale of Fund Shares	(21.52)	(20.23)

CLASS A
Return Before Taxes	(36.78)	(26.63)

CLASS C
Return Before Taxes	(35.08)	(24.54)

S&P TARGET DATE 2045+ INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(35.08)	(25.12)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(38.02)	(27.67)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2050 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2050 Fund in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 39 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(33.61)%	(23.91)%
Return After Taxes on Distributions	(34.08)	(24.66)
Return After Taxes on Distributions and Sale of Fund Shares	(21.57)	(20.23)

CLASS A
Return Before Taxes	(36.74)	(26.54)

CLASS C
Return Before Taxes	(35.17)	(24.52)

S&P TARGET DATE 2045+ INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(35.08)	(25.12)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(38.85)	(28.08)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

The following information is added on page 55 of the prospectus in the “More About the Fund’s” section immediately following the section entitled “Expenses of Underlying Funds.”

More Information on S&P Target Date Index Series

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an “Index”) was September 25, 2008 (the “Original Inception Date”). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

Effective March 1, 2010, Standard & Poor’s will modify the method used to calculate Index levels and returns for each Index. Index history prior to March 1, 2010 reflects the original calculation method, while Index history after March 1, 2010 will reflect the modified calculation method.

Prior to March 1, 2010, each Index is reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After March 1, 2010, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule will take effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund®
JPMorgan SmartRetirement 2010 FundSM
JPMorgan SmartRetirement 2015 FundSM
JPMorgan SmartRetirement 2020 FundSM
JPMorgan SmartRetirement 2025 FundSM
JPMorgan SmartRetirement 2030 FundSM
JPMorgan SmartRetirement 2035 FundSM
JPMorgan SmartRetirement 2040 FundSM
JPMorgan SmartRetirement 2045 FundSM
JPMorgan SmartRetirement 2050 FundSM
(Class R2 Shares)
(each a series of JPMorgan Trust I)

Supplement dated February 26, 2010
to the Prospectus dated November 1, 2009

CHANGE IN PRIMARY BENCHMARK. Effective March 31, 2010 (the “Effective Date”), the primary benchmark for each of the JPMorgan SmartRetirement Funds will change to the applicable benchmark of the S&P Target Date Index Series listed below:

Name of Fund	Name of S&P Target Date Index
JPMorgan SmartRetirement Income Fund	S&P Target Date Retirement Income Index
JPMorgan SmartRetirement 2010 Fund	S&P Target Date 2010 Index
JPMorgan SmartRetirement 2015 Fund	S&P Target Date 2015 Index
JPMorgan SmartRetirement 2020 Fund	S&P Target Date 2020 Index
JPMorgan SmartRetirement 2025 Fund	S&P Target Date 2025 Index
JPMorgan SmartRetirement 2030 Fund	S&P Target Date 2030 Index
JPMorgan SmartRetirement 2035 Fund	S&P Target Date 2035 Index
JPMorgan SmartRetirement 2040 Fund	S&P Target Date 2040 Index
JPMorgan SmartRetirement 2045 Fund	S&P Target Date 2045+ Index
JPMorgan SmartRetirement 2050 Fund	S&P Target Date 2045+ Index

Currently, the JPMorgan SmartRetirement Funds use either the Barclays Capital U.S. Aggregate Index or Russell 3000 Index as their primary benchmarks. The existing indexes include only fixed income securities or U.S. equity securities. The S&P Target Date Index Series is designed to reflect the exposure to various asset classes included in target date funds including U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. REITs, core fixed income, short term treasuries, and Treasury Inflation Protected Securities. With their broader array of asset classes, the S&P Target Date Index Series will provide better benchmarks with which to compare each JPMorgan SmartRetirement Fund’s performance. Concurrent with the change in primary index, the JPMorgan SmartRetirement Funds will no longer use the SmartRetirement Composite Indexes. On the Effective Date, the prospectuses will be amended as specified below:

SUP-SR-R2-210

JPMorgan SmartRetirement Income Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement Income Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on pages 2 and 3 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(17.23)%	(2.95)%

S&P TARGET DATE RETIREMENT INCOME INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(12.87)	(0.26)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	(16.20)	(2.12)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2010 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2010 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 7 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(21.49)%	(4.46)%

S&P TARGET DATE 2010 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(14.77)	(1.78)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

LIPPER MIXED-ASSET TARGET 2010 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(24.56)	(5.16)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2015 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2015 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 11 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(25.88)%	(6.09)%

S&P TARGET DATE 2015 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(21.12)	(3.25)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2015 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(28.02)	(5.99)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2020 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2020 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 15 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(29.10)%	(7.31)%

S&P TARGET DATE 2020 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(24.60)	(4.64)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2020 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(30.35)	(8.03)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2025 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2025 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 19 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(31.50)%	(22.08)%

S&P TARGET DATE 2025 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(27.57)	(18.92)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(34.29)	(24.77)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2030 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2030 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 23 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(33.92)%	(9.16)%

S&P TARGET DATE 2030 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(30.31)	(6.62)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2030 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(36.34)	(10.69)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2035 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2035 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 27 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(34.77)%	(24.82)%
S&P TARGET DATE 2035 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(32.43)	(22.93)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(37.18)	(27.02)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2040 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2040 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 31 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(34.88)%	(9.60)%

S&P TARGET DATE 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(33.84)	(8.65)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(37.97)	(11.65)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2045 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2045 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 35 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(33.80)%	(24.21)%

S&P TARGET DATE 2045+ INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(35.08)	(25.12)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.84

LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(38.02)	(27.67)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

JPMorgan SmartRetirement 2050 Fund

The following “The Fund’s Past Performance” and “Average Annual Total Return” table and the paragraph following the JPMorgan SmartRetirement 2050 Fund in the “Risk/Return Summary” section of the Class R2 Shares Prospectus replace the corresponding paragraph and table on page 39 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS*

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
CLASS R2	(33.81)%	(24.13)%

S&P TARGET DATE 2045+ INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(35.08)	(25.12)

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(29.45)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81

LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(38.85)	(28.08)

*	The performance shown for Class R2 Shares for the period before the shares were launched on 11/3/08 is based on the performance of the Class A Shares, which invests in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 7/31/07. Performance for the benchmarks is from 7/31/07.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

The following information is added on page 55 of the prospectus in the “More About the Fund’s” section immediately following the section entitled “Expenses of Underlying Funds.”

More Information on S&P Target Date Index Series

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an “Index”) was September 25, 2008 (the “Original Inception Date”). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

Effective March 1, 2010, Standard & Poor’s will modify the method used to calculate Index levels and returns for each Index. Index history prior to March 1, 2010 reflects the original calculation method, while Index history after March 1, 2010 will reflect the modified calculation method.

Prior to March 1, 2010, each Index is reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After March 1, 2010, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule will take effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund®
JPMorgan SmartRetirement 2010 FundSM
JPMorgan SmartRetirement 2015 FundSM
JPMorgan SmartRetirement 2020 FundSM
JPMorgan SmartRetirement 2025 FundSM
JPMorgan SmartRetirement 2030 FundSM
JPMorgan SmartRetirement 2035 FundSM
JPMorgan SmartRetirement 2040 FundSM
JPMorgan SmartRetirement 2045 FundSM
JPMorgan SmartRetirement 2050 FundSM
(All Shares Classes)
(each a series of JPMorgan Trust I)

Supplement dated February 26, 2010
to the Statement of Additional Information
dated November 1, 2009

CHANGE IN PRIMARY BENCHMARK. Effective March 31, 2010, the information under the section “ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES” on page Part I — 16 of the JPMorgan SmartRetirement Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Each of the Funds uses a benchmark from the S&P Target Date Index Series as identified in the table below. The S&P Target Date Index Series is designed to reflect the exposure to various asset classes included in target date funds including U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. REITs, core fixed income, short term treasuries, and Treasury Inflation Protected Securities. With their broader array of asset classes, the S&P Target Date Indexes provide a better benchmark with which to compare each JPMorgan SmartRetirement Fund’s performance. The secondary indexes include only fixed income securities or U.S. equity securities.

Name of Fund	Name of S&P Target Date Index
JPMorgan SmartRetirement Income Fund	S&P Target Date Retirement Income Index
JPMorgan SmartRetirement 2010 Fund	S&P Target Date 2010 Index
JPMorgan SmartRetirement 2015 Fund	S&P Target Date 2015 Index
JPMorgan SmartRetirement 2020 Fund	S&P Target Date 2020 Index
JPMorgan SmartRetirement 2025 Fund	S&P Target Date 2025 Index
JPMorgan SmartRetirement 2030 Fund	S&P Target Date 2030 Index
JPMorgan SmartRetirement 2035 Fund	S&P Target Date 2035 Index
JPMorgan SmartRetirement 2040 Fund	S&P Target Date 2040 Index
JPMorgan SmartRetirement 2045 Fund	S&P Target Date 2045+ Index
JPMorgan SmartRetirement 2050 Fund	S&P Target Date 2045+ Index

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-SR-210